AB Corporate Shares

AB Municipal Income Shares C

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 106.9%
Long-Term Municipal Bonds – 100.3%
American Samoa – 0.0%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-B 5.25%, 09/01/2045(a)	$165	$163,246

Arizona – 0.3%
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(a)	700	722,250
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2020 5.00%, 05/15/2056	615	539,935
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(a)	805	861,659
Sierra Vista Industrial Development Authority (ALA Johnston Holdings LLC) Series 2026 5.50%, 06/15/2036(a)	1,000	963,504

		3,087,348

Arkansas – 0.8%
Arkansas Development Finance Authority (Hybar LLC) Series 2026 4.875%, 07/01/2056(a)	3,975	4,087,358
7.375%, 07/01/2056(a)	1,960	2,022,043
City of Osceola AR (Plum Point Energy Associates) Series 2026 4.875%, 04/01/2040	2,000	1,967,123

		8,076,524

California – 81.9%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2016-B 5.00%, 10/01/2034	1,750	1,753,764
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2034	2,935	3,220,811
5.00%, 07/01/2036	2,000	2,167,723
5.25%, 07/01/2054	6,000	6,150,576
AG Series 2024-B 4.00%, 07/01/2039	1,000	969,918
4.25%, 07/01/2043	3,375	3,249,235
Series 2026-B 5.00%, 07/01/2034	3,930	4,312,704
AG Series 2026-B 5.50%, 07/01/2051	4,875	5,161,715
5.50%, 07/01/2055	5,800	6,105,345
California Community Choice Financing Authority (Alphabet, Inc.) Series 2026 5.00%, 07/01/2035	2,980	3,219,565

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	$1,000	$1,027,507
Series 2025C 5.00%, 12/01/2055	1,000	1,029,460
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024B 5.00%, 01/01/2055	5,250	5,357,194
Series 2024G 5.00%, 11/01/2055	1,800	1,835,175
California Community Choice Financing Authority (Bank of Montreal) Series 2026 5.00%, 10/01/2034	11,500	12,157,790
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	5,500	5,804,165
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	5,875	6,219,249
Series 2026 5.00%, 02/01/2031	2,360	2,472,229
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	16,500	17,294,388
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.00%, 12/01/2053	2,500	2,587,536
5.25%, 11/01/2054	3,500	3,653,830
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	1,000	999,230
Series 2024 5.00%, 05/01/2054	1,000	1,043,354
Series 2024-E 5.00%, 02/01/2055	4,000	4,186,778
Series 2026-A 5.00%, 04/01/2056(b)	43,355	45,439,292
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	10,705	11,321,908
Series 2025G 5.00%, 12/01/2035	6,290	6,708,219
Series 2026-2 5.00%, 06/01/2036(a)(b)	10,000	10,643,551
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026-2 5.00%, 03/01/2036(a)(b)	7,000	7,182,886
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	4,465	4,665,876

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	$4,335	$4,611,589
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	6,685	7,125,095
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	4,500	3,570,757
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)	1,000	735,713
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2049	4,910	4,344,225
Series 2020-B Zero Coupon, 06/01/2055	6,395	1,063,595
California Enterprise Development Authority (Milken Community School) Series 2026 5.00%, 07/01/2033	2,000	2,182,858
Series 2026-B 5.00%, 07/01/2036	1,000	1,096,575
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2064(a)	1,800	1,655,965
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2016 4.00%, 03/01/2039	2,000	1,851,622
Series 2022 5.00%, 03/01/2040	1,415	1,451,176
Series 2024 5.00%, 12/01/2036	1,750	1,865,993
5.25%, 12/01/2042	1,500	1,572,420
5.25%, 12/01/2044	2,850	2,975,026
Series 2025 5.00%, 12/01/2031	1,000	1,066,951
5.00%, 12/01/2032	3,000	3,222,007
5.00%, 12/01/2035	3,705	4,084,528
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2042	700	664,478
5.00%, 08/15/2047	3,250	3,048,463
Series 2025 4.66% (MUNIPSA + 2.50%), 11/15/2051(c)	6,500	6,506,639
California Health Facilities Financing Authority (Children’s Hospital of Orange County Obligated Group) Series 2024 5.00%, 11/01/2054	1,250	1,357,873
California Health Facilities Financing Authority (CommonSpirit Health Obligated Group) Series 2020 4.00%, 04/01/2049	4,000	3,555,084

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Rady Children’s Hospital Obligated Group) Series 2026 5.00%, 08/15/2047	$2,000	$2,176,288
California Health Facilities Financing Authority (Scripps Health Obligated Group) Series 2024-B 5.00%, 11/15/2061	5,000	5,355,858
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033(c)	3,789	3,817,506
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036	968	963,795
California Infrastructure & Economic Development Bank (Adventist Health System/West Obligated Group) Series 2024 5.00%, 07/01/2038	2,285	2,404,687
5.00%, 07/01/2040	5,590	5,814,341
5.00%, 07/01/2041	7,795	8,068,896
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	3,725	2,384,000
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2051	1,125	975,573
Series 2024 5.00%, 11/01/2054	2,000	2,014,624
California Infrastructure & Economic Development Bank (Museum Associates) Series 2026 3.25%, 06/01/2033	1,600	1,577,642
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	24,750	23,847,620
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(a)	270	229,374
California Municipal Finance Authority (5909 Variel LP) Series 2026 2.95%, 06/01/2056	3,000	2,974,288
California Municipal Finance Authority (Ascent 613) Series 2025-A 5.00%, 01/01/2032(a)	1,320	1,365,748
5.375%, 01/01/2055(a)	1,500	1,486,997
5.50%, 01/01/2060(a)	2,000	1,998,575
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2034	300	303,412
California Municipal Finance Authority (California Baptist University) Series 2025 5.00%, 11/01/2035(a)	3,000	3,111,798

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (California Municipal Finance Authority) Series 2026 4.301%, 06/20/2046	$2,000	$1,914,171
5.35%, 06/20/2046	7,115	7,483,078
7.25%, 09/01/2044(a)(d)	4,535	4,221,314
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2049	1,900	1,892,257
California Municipal Finance Authority (Clay Lacy Santa Ana LLC) Series 2026 5.00%, 01/01/2041(a)	1,000	1,010,085
6.00%, 01/01/2055(a)	2,300	2,402,024
California Municipal Finance Authority (CMFA 2025-1) Series 2025-1, Class A2 3.439%, 02/20/2041	5,920	5,292,632
Series 2025-2, Class A1 3.439%, 02/20/2041	2,960	2,678,597
California Municipal Finance Authority (CMFA 2025-2) Series 2025-2, Class A1 4.217%, 11/20/2040	8,198	7,977,329
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	3,986	3,763,304
Series 2026-1, Class B 4.340%, 12/20/2043	505	504,232
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2046(a)	2,500	2,502,698
5.00%, 12/01/2054(a)	6,000	5,769,887
California Municipal Finance Authority (Congregational Homes Obligated Group) Series 2019 5.00%, 11/15/2049	4,490	4,452,760
California Municipal Finance Authority (Gateways Hospital & Mental Health Center) Series 2026 5.00%, 09/01/2041	910	913,140
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	5,070	4,472,859
5.00%, 06/30/2031	3,100	3,182,391
5.00%, 12/31/2033	4,000	4,091,612
5.00%, 12/31/2035	1,015	1,034,867
5.00%, 12/31/2043	1,500	1,512,459
California Municipal Finance Authority (Northbay Healthcare Obligated Group) Series 2017-A 5.00%, 11/01/2047	1,525	1,440,778
California Municipal Finance Authority (Olive Park Apartments I) Series 2026 2.95%, 09/01/2056	2,375	2,353,517
California Municipal Finance Authority (PRG - Potrero Properties) Series 2026 5.00%, 06/30/2032	2,500	2,663,026

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2060	$11,295	$11,495,326
5.25%, 09/01/2051	1,500	1,579,408
5.50%, 09/01/2056	3,000	3,200,750
5.50%, 09/01/2060	1,320	1,400,984
California Municipal Finance Authority (SAC Health System) Series 2026 5.25%, 09/01/2038(d)	595	618,584
5.25%, 09/01/2040(d)	660	681,186
5.50%, 09/01/2046(d)	2,300	2,410,272
6.00%, 09/01/2056(d)	3,985	4,236,394
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	3,230	3,311,865
California Municipal Finance Authority (The Frances) Series 2026 7.00%, 03/01/2045(a)(d)	1,300	1,299,911
Series 2026-A 6.07%, 09/01/2044(a)(d)	5,400	5,400,490
California Municipal Finance Authority (The Steven) Series 2026 7.00%, 06/01/2044(a)	250	244,764
Series 2026-A 5.67%, 12/01/2043(a)	1,845	1,811,216
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	8,020	8,062,928
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(a)	2,000	2,001,194
Series 2019 5.00%, 11/21/2045(a)	1,000	1,015,823
California Public Finance Authority (Enso Verde) Series 2026-A 11.00%, 05/15/2028(a)	1,000	1,005,360
California Public Finance Authority (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2054	2,985	2,988,176
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.625%, 03/01/2065(a)	1,000	1,037,007
California Public Finance Authority (Marisol HB Obligated Group) Series 2026-A 5.10%, 04/01/2066(a)	3,000	3,002,952
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.375%, 07/01/2056(a)	995	980,566
5.50%, 07/01/2062(a)	1,000	994,547
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2019-A 5.00%, 07/01/2049(a)	1,350	1,323,018
Series 2020-A 4.00%, 07/01/2050(a)	2,275	1,912,710

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Prerefunded - US Treasuries) Series 2017 5.00%, 06/01/2047(a)	$995	$1,011,618
California School Finance Authority (Real Journey Academies Obligated Group) Series 2019-A 5.00%, 06/01/2032(a)	750	749,189
5.00%, 06/01/2058(a)	2,235	2,066,276
Series 2020-A 5.00%, 06/01/2030(a)	220	221,907
California Statewide Communities Development Authority (Adventist Health System/West Obligated Group) Series 2018 5.00%, 03/01/2034	1,000	1,019,300
California Statewide Communities Development Authority (Bedford Sunterra Apartments) Series 2026 3.80%, 07/01/2036	5,750	5,633,847
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2041(a)	1,000	957,730
California Statewide Communities Development Authority (CORE 700 Hotel Venture) Series 2026-A 6.125%, 09/02/2048(a)	3,760	3,842,086
6.25%, 09/02/2061(a)	5,350	5,411,384
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2032	830	875,233
California Statewide Communities Development Authority (Foothill Almaden Terrace) Series 2026 3.80%, 07/01/2036	6,500	6,295,261
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2027(a)	2,375	2,378,544
Series 2018-A 5.50%, 12/01/2058(a)	7,275	7,317,509
California Statewide Communities Development Authority (Maison 613 LLC) Series 2026 5.30%, 09/02/2062(a)	1,370	1,347,349
Series 2026-A 6.625%, 09/02/2062(a)	1,000	1,010,958
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034	16,640	17,397,533
Central Valley Energy Authority (Pacific Life Insurance) Series 2026-2 5.00%, 12/01/2055(a)(b)	11,500	12,005,382
City & County of San Francisco CA (Sunnydale Block 9 Housing Partners) Series 2025 3.35%, 08/01/2029	3,335	3,355,884
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2018 5.00%, 05/15/2037	3,500	3,598,267

	Principal Amount (000)	U.S. $ Value

Series 2018-C 5.00%, 05/15/2044	$4,000	$4,028,972
Series 2021 5.00%, 05/15/2030	1,175	1,250,717
5.00%, 05/15/2036(b)	10,470	11,070,241
5.00%, 05/15/2040	2,000	2,070,712
Series 2022 5.50%, 05/15/2047	2,725	2,844,691
Series 2025 5.00%, 05/15/2035	4,825	5,290,459
5.25%, 05/15/2043	6,340	6,781,857
Series 2026-2 4.00%, 05/15/2038(a)(b)	1,215	1,187,970
4.00%, 05/15/2041(a)(b)	2,000	1,891,200
5.00%, 05/15/2031(a)(b)	2,000	2,090,441
5.00%, 05/15/2034(a)(b)	2,045	2,247,226
5.00%, 05/15/2046(a)(b)	4,655	4,733,376
5.25%, 05/15/2040(a)(b)	10,000	11,205,150
5.50%, 05/15/2055(a)(b)	3,000	3,143,382
City of Upland CA (San Antonio Regional Hospital) Series 2017 4.00%, 01/01/2042	5,555	5,046,725
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2018-C 5.00%, 07/01/2027	1,950	1,986,204
5.00%, 07/01/2029	1,975	2,042,096
Series 2025-A 5.00%, 07/01/2037	1,250	1,345,217
5.25%, 07/01/2055	6,225	6,369,288
Series 2026-B 5.00%, 07/01/2041	1,000	1,095,914
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	2,000	1,430,497
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	10,500	7,985,508
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	2,000	1,353,332
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	2,000	1,372,830
4.00%, 12/01/2056(a)	4,000	2,984,361
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) AG Series 2014-A Zero Coupon, 01/15/2036	2,000	1,406,241
Series 2015 Zero Coupon, 01/15/2033	1,000	798,572
Series 2021-A 4.00%, 01/15/2046	2,000	1,844,249
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(a)	1,000	967,368

	Principal Amount (000)	U.S. $ Value

Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	$15,000	$13,555,954
Series 2021-B Zero Coupon, 06/01/2066	52,000	4,860,679
Series 2022 5.00%, 06/01/2051	15,815	15,373,485
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(a)	1,000	906,363
Inglewood Unified School District (Inglewood Unified School District) Series 2026 3.00%, 10/01/2031(a)(b)	10,000	9,896,111
Inland Empire Tobacco Securitization Corp. (Inland Empire Tobacco Securitization) Series 2019 3.678%, 06/01/2038	6,590	6,403,271
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037	7,155	7,921,932
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-B 5.00%, 07/01/2037	2,750	2,955,258
Series 2025-A 5.00%, 07/01/2034	1,325	1,457,191
Series 2026-A 5.00%, 07/01/2043	2,000	2,111,243
5.00%, 07/01/2044	1,000	1,050,915
5.00%, 07/01/2046	1,500	1,560,567
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-C 5.00%, 07/01/2042	1,790	1,862,391
Series 2022-D 5.00%, 07/01/2042	1,540	1,602,281
Series 2024-A 5.00%, 07/01/2039	2,110	2,239,536
Series 2024-B 5.00%, 07/01/2036	2,500	2,710,187
Series 2025-C 5.00%, 07/01/2049	5,000	5,107,887
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	7,850	9,257,110
7.00%, 11/01/2034	1,000	1,168,821
Series 2009-C 7.00%, 11/01/2034	2,360	2,758,417
Norman Y Mineta San Jose International Airport SJC (Norman Y Mineta San Jose Intl Airport SJC) Series 2021-A 5.00%, 03/01/2030	1,555	1,646,820
Orange County Community Facilities District (County of Orange CA Community Facilities District No. 2025-1 Improvement Area 1) Series 2026 5.00%, 08/15/2051	3,225	3,238,355
5.00%, 08/15/2056	2,375	2,375,571

	Principal Amount (000)	U.S. $ Value

Palm Springs Unified School District (Palm Springs Unified School District) AG Series 2021-A 1.50%, 08/01/2033	$2,000	$1,676,580
River Islands Public Financing Authority (River Islands Public Financing Authority) AG Series 2026-A Zero Coupon, 09/01/2055	4,050	896,725
Sacramento Area Flood Control Agency (Prerefunded - US Treasuries) Series 2016A 5.00%, 10/01/2033	1,000	1,003,841
Sacramento City Unified School District/CA (Sacramento City Unified School District/CA) AG Series 2024-B 5.00%, 08/01/2042	1,820	1,896,508
5.00%, 08/01/2043	2,630	2,730,419
BAM Series 2024-B 5.00%, 08/01/2043	1,020	1,054,786
San Diego Community College District (Prerefunded - US Treasuries) Series 2016 4.00%, 08/01/2035	1,405	1,405,000
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2017-B 5.00%, 07/01/2047	2,195	2,197,734
Series 2019-B 4.00%, 07/01/2044	1,035	958,806
Series 2021-B 4.00%, 07/01/2036	1,505	1,506,691
Series 2023 5.25%, 07/01/2034	4,255	4,712,482
5.25%, 07/01/2038	3,500	3,778,525
5.25%, 07/01/2058	3,605	3,678,555
Series 2025 5.00%, 07/01/2030	2,865	3,052,080
5.00%, 07/01/2035	1,200	1,310,431
5.25%, 07/01/2037	2,320	2,567,399
5.25%, 07/01/2038	1,625	1,785,717
5.25%, 07/01/2040	4,000	4,339,256
Series 2026-2 5.00%, 07/01/2031(a)(b)	1,280	1,373,940
5.00%, 07/01/2038(a)(b)	4,000	4,154,276
5.00%, 07/01/2046(a)(b)	8,000	8,127,603
San Francisco Intl Airport (San Francisco Intl Airport) Series 2021-A 5.00%, 05/01/2031	1,000	1,074,896
Series 2023-E 5.00%, 05/01/2030	5,750	6,113,544
5.00%, 05/01/2031	7,000	7,524,272
Series 2024 5.25%, 05/01/2041	10,000	10,695,863
Series 2025-D 5.50%, 05/01/2055	2,000	2,099,610
Series 2025-E 5.50%, 05/01/2055	5,880	6,172,854
Series 2026 5.00%, 05/01/2046	1,000	1,065,664
Series 2026-2 5.00%, 05/01/2035(a)(b)	2,500	2,742,921
5.00%, 05/01/2037(a)(b)	2,000	2,141,722

	Principal Amount (000)	U.S. $ Value

Series 2026-A 5.25%, 05/01/2042	$2,000	$2,161,052
5.25%, 05/01/2043	1,500	1,610,088
5.25%, 05/01/2044	2,700	2,882,768
5.25%, 05/01/2045	2,000	2,124,906
5.50%, 05/01/2056	1,000	1,053,286
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056(b)	8,400	9,058,213
Santa Ana Unified School District (Santa Ana Unified School District) Series 2018 5.00%, 08/01/2026	1,220	1,220,000
Sierra Kings Health Care District (Sierra Kings Health Care District) Series 2015 4.00%, 08/01/2039	1,145	1,016,052
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2026 5.00%, 07/01/2037	4,500	4,937,300
Southern California Public Power Authority (Pacific Life Insurance) Series 2026 5.00%, 11/01/2033	7,000	7,329,587
State of California (State of California) Series 2016 4.00%, 09/01/2033	1,000	1,000,245
Series 2026 5.00%, 10/01/2042	2,000	2,194,138
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	2,000	263,405
Series 2019 Zero Coupon, 06/01/2054	3,000	528,072
5.00%, 06/01/2048	5,620	5,475,860
Tustin Unified School District (Tustin Unified School District Community Facilities District No. 97-1) BAM Series 2026 5.00%, 09/01/2034	2,000	2,239,488

		869,278,633

Colorado – 0.1%
Colorado State University Research Foundation (Colorado State University Research Foundation - The Prospect) Series 2025-A 5.375%, 03/01/2055(a)	730	709,035

Connecticut – 0.0%
Aquarion Water Authority (Aquarion Water Authority Water System Revenue) Series 2026-E Zero Coupon, 08/01/2051	1,000	266,077
BAM Series 2026-E Zero Coupon, 08/01/2048	1,000	324,863

		590,940

Florida – 1.4%
Avenir Community Development District (Avenir Community Development District Assessment Area Two) Series 2021 5.125%, 05/01/2052(a)	1,250	1,217,844

	Principal Amount (000)	U.S. $ Value

Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 4.75%, 12/01/2042	$3,995	$4,061,931
Florida Housing Finance Corp. (The Gallery at SoMi Parc) Series 2026 5.55%, 12/01/2044(e)	2,000	1,991,572
Governors Park South Community Development District (Governors Park South Community Development District Assessment Area Two) Series 2026 5.80%, 05/01/2056	1,500	1,461,605
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2026 5.25%, 10/01/2044(a)	1,500	1,499,058
Miami-Dade County Industrial Development Authority (Mater Academy, Inc.) Series 2026 5.25%, 06/15/2056	1,050	1,039,058
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	1,000	1,030,216
Normandy II Community Development District (Normandy II Community Development District Assessment Area One) Series 2026 5.625%, 05/01/2046(a)(d)	1,000	1,000,348
Palmetto Ridge Community Development District (Palmetto Ridge Community Development District Assessment Area Two) Series 2026 5.80%, 05/01/2056	1,200	1,166,040
Wildblue Community Development District (Wildblue Community Development District Series 2026 Special Assessment) Series 2026 5.35%, 05/01/2046	820	808,211

		15,275,883

Georgia – 0.3%
Assembly Community Improvement District (Assembly Community Improvement District) Series 2022-A 6.875%, 07/01/2057(a)	2,550	2,777,523

Guam – 0.3%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 07/01/2039	450	469,935
5.00%, 07/01/2044	515	526,136
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,195	2,052,601

		3,048,672

Illinois – 1.7%
Chicago Board of Education (Chicago Board of Education) Series 2023-A 5.875%, 12/01/2047	1,000	1,010,090
Series 2025 5.75%, 12/01/2050	15,680	15,746,077
6.25%, 12/01/2050	1,650	1,716,019

		18,472,186

	Principal Amount (000)	U.S. $ Value

Indiana – 0.3%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	$1,000	$1,012,815
Indiana Finance Authority (Marian University Inc/IN) Series 2026 5.25%, 09/15/2056	1,050	1,016,870
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	1,000	916,565

		2,946,250

Iowa – 0.1%
PEFA, Inc.
(Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035	1,500	1,572,649

Massachusetts – 0.0%
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.50%, 07/15/2060(a)	450	456,854

Mississippi – 0.0%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	585	477,371

Montana – 0.2%
Montana Facility Finance Authority (Powell County Memorial Hospital Association) Series 2026 6.75%, 07/01/2058	1,000	1,008,080
Montana Facility Finance Authority (St. John’s Lutheran Ministries Obligated Group) Series 2026-A 5.50%, 11/15/2046	1,000	986,074

		1,994,154

New Hampshire – 0.8%
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(c)	2,556	2,489,866
New Hampshire Business Finance Authority (LGI Homes-Texas LLC) Series 2026 Zero Coupon, 12/15/2041	2,675	1,005,804
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2025-A Zero Coupon, 02/01/2035(a)	943	544,516
Series 2026 Zero Coupon, 12/15/2034(a)	250	144,092
6.50%, 12/01/2034(a)	594	594,141
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	1,497	1,413,062

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2026-2) Series 2026-2, Class A1 4.40%, 04/20/2043	$999	$989,884
Series 2026-2, Class A2 4.40%, 04/20/2043	999	961,397

		8,142,762

New Jersey – 0.5%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	3,000	3,157,601
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	2,010	1,940,709

		5,098,310

New York – 0.1%
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(a)	1,000	936,874

Ohio – 1.0%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	13,560	10,253,416

Pennsylvania – 0.2%
City of Erie Higher Education Building Authority (Gannon University) Series 2016 4.00%, 05/01/2046	1,000	807,331
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2026 5.45%, 03/01/2056(a)	1,000	1,026,219

		1,833,550

Puerto Rico – 5.5%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 4.00%, 07/01/2033	1,015	1,014,978
4.00%, 07/01/2035	4,465	4,424,898
4.00%, 07/01/2037	3,000	2,931,594
4.00%, 07/01/2046	10,561	9,545,754
Series 2022-A Zero Coupon, 11/01/2051	700	308,000
1.00%, 11/01/2051	4,335	1,721,450
Series 2022-C 1.00%, 11/01/2043	3,086	2,198,571
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	118	116,590
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2035(a)	1,690	1,757,952
5.00%, 07/01/2047(a)	1,500	1,512,483
Series 2021-B 4.00%, 07/01/2042(a)	4,000	3,834,240
4.00%, 07/01/2047(a)	2,535	2,331,034

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2024(f)(g)	$735	$534,713
5.00%, 07/01/2037(f)(h)	1,400	1,018,500
Series 2010-X 5.25%, 07/01/2040(f)(h)	1,210	880,275
Series 2010ZZ 5.25%, 07/01/2023(f)(g)	1,270	923,925
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2041	2,500	2,815,474
6.75%, 01/01/2045	2,100	2,363,622
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	10,000	9,063,938
Zero Coupon, 07/01/2033	2,000	1,561,030
Zero Coupon, 07/01/2051	1,000	264,395
Series 2019-A 4.329%, 07/01/2040	1,500	1,464,592
5.00%, 07/01/2058	6,220	5,976,164

		58,564,172

South Carolina – 0.1%
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(a)	1,000	1,022,232

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	1,000	966,606

Texas – 1.5%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2026 5.50%, 07/15/2036	1,000	1,079,087
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.50%, 07/01/2056(a)	4,350	4,506,247
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	600	551,838
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.25%, 01/01/2054(a)	1,750	1,590,834
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 3.00%, 01/01/2050(a)	1,000	626,470
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036	7,250	7,483,149

		15,837,625

	Principal Amount (000)	U.S. $ Value

Utah – 0.5%
Deseret Public Infrastructure District No. 2 (Deseret Public Infrastructure District No. 2 Special Assmnt Deseret Assmnt Area 1) Series 2026 6.50%, 12/01/2055(a)	$1,025	$1,044,521
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	500	506,149
Resort Core Public Infrastructure District No. 1 (Resort Core Public Infrastructure District No. 1) Series 2026-A 0.00%, 03/01/2046(e)	1,000	785,068
0.00%, 03/01/2057(e)	2,140	1,652,966
Utah City West Public Infrastructure District No. 1 (Utah City West Public Infrastructure District No. 1 Assessment Area No. 1) Series 2026 5.875%, 12/01/2055(a)	1,000	1,011,617

		5,000,321

Virginia – 0.1%
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	800	799,937

Washington – 0.0%
Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2041(a)	560	546,014

Wisconsin – 2.5%
Public Finance Authority (PFAR4 2026-1) Series 2026-1, Class A1 4.477%, 12/05/2040	999	961,743
Series 2026-1, Class A2 4.477%, 12/05/2040	999	920,062
Wisconsin Health & Educational Facilities Authority (Chiara Communities, Inc.) Series 2018 4.375%, 07/01/2038	1,000	953,901
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,000	1,000,838
6.00%, 07/01/2060	1,750	1,757,061
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2057	1,000	790,196
Wisconsin Public Finance Authority (Bedford Forest View LLC) Series 2026 7.75%, 02/01/2037(a)	1,500	1,450,391
Wisconsin Public Finance Authority (Creekhaven Wildrye & Furst Ranch Projects) Series 2026 Zero Coupon, 12/15/2036(a)	500	254,275
Wisconsin Public Finance Authority (Denton County Municipal Utility District No. 16) Series 2024 5.75%, 12/15/2033(a)	200	198,142

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.50%, 12/01/2044(a)	$1,000	$1,008,858
Series 2026 6.00%, 12/01/2045(a)	1,250	1,304,804
6.00%, 12/01/2050(a)	1,200	1,220,213
6.00%, 12/01/2055(a)	1,000	1,007,104
Wisconsin Public Finance Authority (Peapack Senior Living Obligated Group) Series 2026 7.00%, 06/01/2061(a)(d)	1,000	987,737
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	145	158,469
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 12/31/2065	3,720	3,838,327
6.50%, 06/30/2060	2,000	2,188,357
6.50%, 12/31/2065	5,400	5,908,562
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	800	719,357

		26,628,397

Total Long-Term Municipal Bonds (cost $1,078,847,550)		1,064,557,484

Short-Term Municipal Notes – 6.6%

California – 6.6%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2023-B 2.85%, 04/01/2055(i)	10,000	10,000,000
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2023, Class A 2.85%, 03/01/2041(i)	10,000	10,000,000
City of Los Angeles CA (City of Los Angeles CA) Series 2026 5.00%, 06/24/2027	7,000	7,147,957
City of Oakland CA (City of Oakland CA) Series 2026 5.00%, 06/30/2027	15,500	15,831,790
County of Los Angeles CA (County of Los Angeles CA) Series 2026-A 5.00%, 06/30/2027	4,500	4,596,758
County of Riverside CA (County of Riverside CA) Series 2026 5.00%, 06/30/2027	6,000	6,131,744
Irvine Ranch Water District (Irvine Ranch Water District) Series 2025-A 2.80%, 10/01/2041(i)	6,505	6,505,000
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.61%, 10/01/2047(a)(i)	5,000	5,000,000

	Principal Amount (000)	U.S. $ Value

State of California (State of California) Series 2018-A 2.85%, 05/01/2033(i)	$5,285	$5,285,000

Total Short-Term Municipal Notes (cost $70,522,975)		70,498,249

Total Municipal Obligations (cost $1,149,370,525)		1,135,055,733

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Fixed Rate CMBS – 0.2%
California Municipal Finance Authority Series 2026-1, Class A2 4.05%, 07/20/2041 (cost $1,872,736)	1,993	1,782,677

	Shares

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(j)(k)(l) (cost $3,465,518)	3,465,518	3,465,518

Total Investments – 107.4% (cost $1,154,708,779)(m)		1,140,303,928
Other assets less liabilities – (7.4)%		(78,863,655)

Net Assets – 100.0%		$1,061,440,273

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	13,100	10/15/2029	2.652%	CPI#	Maturity	$70,990	$—	$70,990
USD	10,100	10/15/2029	2.586%	CPI#	Maturity	87,110	—	87,110
USD	9,000	10/15/2029	2.688%	CPI#	Maturity	33,222	—	33,222
USD	6,500	10/15/2029	2.622%	CPI#	Maturity	44,702	—	44,702
USD	4,300	10/15/2029	2.452%	CPI#	Maturity	64,964	—	64,964
USD	33,000	10/15/2030	2.615%	CPI#	Maturity	148,092	—	148,092

						$449,080	$—	$449,080

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	40,900	07/15/2031	1 Day SOFR	3.787%	Annual	$(703,262)	$—	$(703,262)
USD	14,700	07/15/2031	1 Day SOFR	3.979%	Annual	(125,305)	—	(125,305)
USD	9,600	06/15/2033	1 Day SOFR	4.121%	Annual	(59,232)	—	(59,232)
USD	4,800	06/15/2033	1 Day SOFR	4.027%	Annual	(56,477)	—	(56,477)
USD	18,800	10/15/2037	1 Day SOFR	3.894%	Annual	(785,486)	—	(785,486)
USD	22,500	07/25/2056	1 Day SOFR	4.394%	Annual	(452,434)	—	(452,434)

						$(2,182,196)	$—	$(2,182,196)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	3,000	06/07/2027	MMD 5 Year^	2.920%	Maturity	$(43,886)	$—	$(43,886)
JPMorgan Chase Bank NA	USD	3,000	04/22/2027	MMD 5 Year^	2.850%	Maturity	(47,926)	—	(47,926)

							$(91,812)	$—	$(91,812)

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $266,500,645 or 25.1% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(d)	When-Issued or delayed delivery security.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(f)	Non-income producing security.
(g)	Defaulted matured security.
(h)	Defaulted.
(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	The rate shown represents the 7-day yield as of period end.
(k)	Affiliated investments.
(l)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(m)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,143,428 and gross unrealized depreciation of investments was $(18,373,207), resulting in net unrealized depreciation of $(16,229,779).

As of July 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index.

SOFR – Secured Overnight Financing Rate

AB Corporate Shares

AB Municipal Income Shares C

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$1,064,557,484	$-0-	$1,064,557,484
Short-Term Municipal Notes	-0-	70,498,249	-0-	70,498,249
Commercial Mortgage-Backed Securities	-0-	1,782,677	-0-	1,782,677
Short-Term Investments	3,465,518	-0-	-0-	3,465,518

Total Investments in Securities	3,465,518	1,136,838,410	-0-	1,140,303,928
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	449,080	-0-	449,080
Liabilities:
Centrally Cleared Interest Rate Swaps	-0-	(2,182,196)	-0-	(2,182,196)
Interest Rate Swaps	-0-	(91,812)	-0-	(91,812)

Total	$3,465,518	$1,135,013,482	$-0-	$1,138,479,000

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2026 is as follows:

Fund	Market Value 4/30/2026 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$36,482	$429,387	$462,403	$3,466	$392